As filed with the Securities and Exchange Commission on November 25, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22509

LoCorr Investment Trust
(Exact name of registrant as specified in charter)

261 School Avenue, 4th Floor
Excelsior, MN 55331
(Address of principal executive offices) (Zip code)

CT Corporation System
1300 East Ninth Street
Cleveland, OH 44114
(Name and address of agent for service)

952.767.2920
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

LoCorr Managed Futures Strategy Fund
Consolidated Schedule of Investments
September 30, 2014 (Unaudited)

	Maturity	Coupon	Principal
	Date	Rate	Amount	Value
ASSET BACKED SECURITIES: 13.14%
321 Henderson Receivables I LLC, 2004-A A1 (Acquired 02/08/2013, Cost, $446,392) (a)(c)	09/15/2045	0.50%	$ 468,961	$ 456,888
American Express Credit Account Master Trust, 2012-2 A	03/15/2018	0.68%	2,500,000	2,504,942
American Homes 4 Rent 2014-SFR1 A (Acquired 05/13/2014, Cost, $1,075,180) (a)(c)	06/17/2031	1.25%	1,075,180	1,068,717
AmeriCredit Automobile Receivables Trust, 2012-1 A3	09/08/2016	1.23%	162,460	162,489
Atlantic City Electric Transition Funding LLC
Series 2002-1 A3	07/20/2017	4.91%	42,528	43,123
Series 2003-1 A3	10/20/2020	5.05%	1,100,000	1,183,387
BA Credit Card Trust, 2014-A3 A (c)	01/15/2020	0.44%	2,500,000	2,500,345
Cabela's Master Credit Card Trust
Series 2010-2A A2 (Acquired 12/27/2012 and 02/08/2013, Cost, $2,285,148) (a)(c)	09/15/2018	0.85%	2,275,000	2,284,321
Series 2012-1A A1 (Acquired 05/08/2012 and 07/23/2012, Cost, $1,512,035) (a)	02/18/2020	1.63%	1,500,000	1,511,023
California Republic Auto Receivables Trust 2013-2 A2	03/15/2019	1.23%	851,760	856,286
Capital One Multi-Asset Execution Trust
Series 2006-A11 A11 (c)	06/17/2019	0.24%	3,500,000	3,486,077
Series 2007-A2 A2 (c)	12/15/2019	0.24%	2,000,000	1,990,972
Carfinance Capital Auto Trust 2013-1A A (Acquired 05/21/2013, Cost, $699,409) (a)	07/17/2017	1.65%	699,424	701,043
CenterPoint Energy Restoration Bond Co. LLC, 2009-1 A2 (Acquired 08/25/2011, 05/10/2013 and 05/15/2013, Cost, $1,873,917) (a)	08/15/2019	3.46%	1,792,000	1,876,401
CenterPoint Energy Transition Bond Co. IV LLC, 2012-1 A1	04/15/2018	0.90%	2,119,987	2,125,195
Chase Issuance Trust
Series 2013-A5 A	05/15/2017	0.47%	1,500,000	1,500,537
Series 2007-A2 A2 (c)	04/15/2019	0.20%	2,500,000	2,485,838
Series 2013-A3 A3 (c)	04/15/2020	0.43%	234,000	233,800
Citibank Credit Card Issuance Trust, 2013-A12 (Acquired 03/19/2014, Cost, $1,000,000) (a)(c)	11/07/2018	0.47%	1,000,000	1,001,366
Colony American Homes, 2014-1A A (Acquired 04/02/2014, Cost, $2,691,554) (a)(c)	05/17/2031	1.40%	2,697,994	2,701,720
Consumers 2014 Securitization Funding LLC, 2014-A A1	11/01/2020	1.33%	2,190,000	2,180,664
Discover Card Execution Note Trust
Series 2012-A1 A1	08/15/2017	0.81%	3,700,000	3,706,353
Series 2013-A1 A1 (c)	08/17/2020	0.45%	1,000,000	1,000,408
Dryrock Issuance Trust, 2012-2 A	08/15/2018	0.64%	1,500,000	1,498,601
Entergy Gulf States Reconstruction Funding 1 LLC, 2007-A A2	10/01/2018	5.79%	1,055,791	1,131,191
Entergy Texas Restoration Funding, LLC, 2009-A A1	02/01/2016	2.12%	344,010	345,864
Fifth Third Auto Trust, 2013-A B	04/15/2019	1.21%	1,500,000	1,494,215
Ford Credit Auto Owner Trust, 2013-B A3	10/15/2017	0.57%	3,000,000	3,002,658
Gracechurch Card Funding PLC, 2012-1A A1 (Acquired 03/02/2012, 05/15/2013 and 03/19/2014, Cost, $2,552,257) (a)(b)(c)	02/15/2017	0.85%	2,550,000	2,554,134
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T2 A2 (Acquired 05/17/2013, Cost, $2,249,998) (a)	05/16/2044	1.15%	2,250,000	2,251,125
Series 2013-T1 D2 (Acquired 01/16/2013, Cost, $750,000) (a)	01/16/2046	3.23%	750,000	753,975
Series 2013-T7 A7 (Acquired 03/28/2014, Cost, $438,350) (a)	11/15/2046	1.98%	440,000	440,836
Hyundai Auto Receivables Trust, 2012-C	04/17/2017	0.53%	1,340,429	1,341,370
Invitation Homes 2013-SFR1 Trust, A (Acquired 11/05/2013, Cost, $1,233,883) (a)(c)	12/17/2030	1.40%	1,233,883	1,235,015
Invitation Homes 2014-SFR2 Trust, A (Acquired 08/04/2014, Cost, $1,400,000) (a)(c)	09/17/2031	1.25%	1,400,000	1,396,662
Santander Drive Auto Receivables Trust, 2014-2 A2A	07/17/2017	0.54%	1,000,000	1,000,220
SMART Trust/Australia, 2012-2USA A3B (Acquired 02/08/2013, Cost, $739,145) (a)(b)(c)	10/14/2016	1.10%	736,772	739,246
United States Small Business Administration, 2008-10B 1	09/10/2018	5.73%	48,474	50,502
TOTAL ASSET BACKED SECURITIES (Cost $56,784,843)				56,797,509

CORPORATE BONDS: 30.18%
Administrative and Support and Waste Management and Remediation Services: 0.42%
Xstrata Finance (Canada) Ltd. (Acquired 02/14/2012 and 03/12/2013, Cost, $1,802,215) (a)(b)	01/15/2017	3.60%	1,750,000	1,819,573

Finance and Insurance: 12.73%
Aflac Inc.	02/15/2017	2.65%	1,750,000	1,803,907
Allied World Assurance Co., Ltd. (b)	08/01/2016	7.50%	1,500,000	1,662,768
American Express Co.	05/22/2018	1.55%	1,000,000	985,250
Bank of America Corp.	05/01/2018	5.65%	3,960,000	4,404,700
Barclays Bank PLC (b)	09/22/2016	5.00%	1,000,000	1,073,480
Berkshire Hathaway Inc.	08/15/2016	2.20%	860,000	884,720
BNP Paribas (b)	08/20/2018	2.70%	1,750,000	1,782,490
Boeing Capital Corp.	08/15/2018	2.90%	1,250,000	1,299,375
Capital One Financial Corp.	09/01/2016	6.15%	1,000,000	1,092,661
Citigroup, Inc.	11/21/2017	6.13%	4,465,000	5,036,989
Credit Agricole SA (Acquired 10/01/2012, Cost, $1,503,062) (a)(b)	10/01/2017	3.00%	1,500,000	1,552,141
Deutsche Bank Aktiengesellschaft (b)	02/13/2019	2.50%	1,060,000	1,065,586
Fifth Third Bancorp	06/01/2018	4.50%	1,000,000	1,080,078
Ford Motor Credit Company LLC	01/17/2017	1.50%	1,500,000	1,497,510
General Electric Capital Corp.	04/27/2017	2.30%	235,000	241,461
General Electric Capital Corp.	05/01/2018	5.63%	3,085,000	3,487,713
Goldman Sachs Group, Inc./The	09/01/2017	6.25%	4,135,000	4,644,639
Health Care REIT, Inc.	04/01/2019	4.13%	1,500,000	1,598,026
Heineken N.V. (Acquired 10/02/2012, Cost, $996,700) (a)(b)	10/01/2017	1.40%	1,000,000	993,484
ING Bank N.V. (Acquired 02/29/2012 and 10/23/2012, Cost, $1,521,558) (a)(b)	03/07/2017	3.75%	1,500,000	1,578,178
JPMorgan Chase & Co.	01/15/2018	6.00%	3,115,000	3,505,992
Morgan Stanley (c)	10/18/2016	0.68%	1,000,000	1,002,656
Morgan Stanley	12/28/2017	5.95%	1,565,000	1,752,819
Nomura Holdings, Inc. (b)	09/13/2016	2.00%	1,250,000	1,262,344
Nordea Bank AB (Acquired 02/12/2013, Cost, $1,035,178) (a)(b)	03/20/2017	3.13%	1,000,000	1,042,813
Private Export Funding Corp.	05/15/2015	4.55%	750,000	770,337
Private Export Funding Corp.	02/15/2017	1.38%	780,000	787,613
Rabobank Nederland (b)	01/19/2017	3.38%	1,000,000	1,048,745
Realty Income Corp.	01/31/2018	2.00%	1,000,000	999,541
Royal Bank of Scotland Group Public Limited Co./The (b)	09/18/2015	2.55%	1,000,000	1,014,829
Toyota Motor Credit Corp.	05/22/2017	1.75%	790,000	800,027
UBS AG (b)	12/20/2017	5.88%	872,000	981,759
Wellpoint, Inc.	01/15/2018	1.88%	1,250,000	1,248,630
Wells Fargo & Co.	06/15/2016	3.68%	1,000,000	1,045,475
				55,028,736
Health Care and Social Assistance: 0.68%
Catholic Health Initiatives	11/01/2017	1.60%	1,900,000	1,908,324
Quest Diagnostics Inc.	11/01/2015	5.45%	320,000	335,422
Quest Diagnostics Inc.	07/01/2017	6.40%	610,000	688,929
				2,932,675
Information: 2.96%
America Movil, S.A.B. de C.V. (b)	09/08/2016	2.38%	1,500,000	1,532,055
AT&T Inc.	02/12/2016	0.90%	945,000	946,110
CA, Inc.	08/15/2018	2.88%	1,500,000	1,520,499
CBS Corp.	07/01/2017	1.95%	1,000,000	1,012,754
Comcast Corp.	02/15/2018	5.88%	1,000,000	1,133,992
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	03/15/2017	2.40%	1,500,000	1,533,488
Symantec Corp.	06/15/2017	2.75%	1,000,000	1,022,524
Total System Services, Inc.	06/01/2018	2.38%	1,000,000	992,971
Verizon Communications, Inc.	09/14/2018	3.65%	1,400,000	1,475,090
Viacom Inc.	04/30/2016	6.25%	1,500,000	1,623,315
				12,792,798
Management of Companies and Enterprises: 0.38%
Macy's Retail Holdings, Inc.	12/01/2016	5.90%	1,500,000	1,649,255

Manufacturing: 5.57%
Anheuser-Busch Companies LLC	10/15/2016	5.05%	1,500,000	1,617,217
Apple Inc. (c)	05/05/2017	0.31%	2,920,000	2,917,728
Cisco Systems, Inc.	03/14/2017	3.15%	1,285,000	1,347,671
Dow Chemical Co./The	02/15/2016	2.50%	1,290,000	1,317,562
Dr Pepper Snapple Group, Inc.	01/15/2016	2.90%	1,000,000	1,027,195
Eastman Chemical Co.	06/01/2017	2.40%	2,000,000	2,040,776
Ecolab Inc.	12/08/2017	1.45%	1,500,000	1,488,483
EMC Corp.	06/01/2018	1.88%	1,750,000	1,739,668
Hershey Co./The	11/01/2016	1.50%	1,000,000	1,013,678
Johnson Controls, Inc.	11/02/2017	1.40%	1,255,000	1,244,536
Kellogg Co.	05/21/2018	3.25%	1,500,000	1,562,103
Lorillard Tobacco Co.	08/21/2017	2.30%	1,500,000	1,517,825
Sherwin-Williams Co./The	12/15/2017	1.35%	1,640,000	1,633,922
Thermo Fisher Scientific Inc.	02/01/2017	1.30%	565,000	563,273
Tyco Electronics Group S.A. (b)	12/17/2018	2.38%	1,000,000	1,002,301
Tyco International Finance S.A. (b)	10/15/2015	3.38%	1,000,000	1,025,513
Zoetis, Inc.	02/01/2018	1.88%	1,000,000	992,903
				24,052,354
Mining, Quarrying, and Oil and Gas Extraction: 3.62%
Anadarko Petroleum Corp.	09/15/2017	6.38%	1,000,000	1,133,518
BHP Billiton Finance (USA) Ltd. (b)	02/24/2017	1.63%	1,015,000	1,025,285
Devon Energy Corp.	07/15/2016	2.40%	1,835,000	1,875,113
Ensco PLC (b)	03/15/2016	3.25%	1,575,000	1,622,356
Nabors Industries, Inc.	02/15/2018	6.15%	1,000,000	1,128,552
Occidental Petroleum Corp.	02/15/2018	1.50%	425,000	421,526
Petrobras International Finance Co. (b)	02/06/2017	3.50%	880,000	895,294
Phillips 66	05/01/2017	2.95%	1,500,000	1,558,506
Rio Tinto Finance (USA) PLC (b)	08/21/2017	1.63%	1,505,000	1,513,092
Sinopec Group Overseas Development (2014) Ltd. (Acquired 04/02/2014, Cost, $1,500,000) (a)(b)(c)	04/10/2017	1.01%	1,500,000	1,501,490
Teck Resources Ltd. (b)	08/15/2017	3.85%	2,000,000	2,105,192
Vale Overseas Ltd. (b)	01/11/2016	6.25%	825,000	875,927
				15,655,851
Professional, Scientific, and Technical Services: 0.50%
Asciano Finance Limited (Acquired 03/12/2014, Cost, $2,144,159) (a)(b)	04/07/2018	5.00%	2,000,000	2,154,640

Real Estate and Rental and Leasing: 0.44%
Penske Truck Leasing Co. LP / PTL Finance Corp. (Acquired 05/14/2012, Cost, $901,851) (a)	05/11/2015	3.13%	900,000	912,717
Ventas Realty LP / Ventas Capital Corp.	02/15/2018	2.00%	1,000,000	1,000,206
				1,912,923
Retail Trade: 0.82%
BP Capital Markets (b)	09/26/2018	2.24%	1,000,000	1,003,152
CVS Health Corp.	12/05/2018	2.25%	365,000	366,323
Tesco PLC (Acquired 07/17/2013, Cost, $2,191,097) (a)(b)	11/15/2017	5.50%	2,000,000	2,173,200
				3,542,675
Transportation and Warehousing: 0.87%
Carnival Corp. (b)	12/15/2017	1.88%	775,000	775,958
GATX Corp.	07/30/2018	2.38%	2,000,000	2,011,886
Spectra Energy Partners, LP	09/25/2018	2.95%	915,000	943,208
				3,731,052
Utilities: 0.49%
Exelon Generation Co., LLC	10/01/2019	5.20%	1,000,000	1,108,782
Sempra Energy	04/01/2017	2.30%	1,000,000	1,020,656
				2,129,438
Wholesale Trade: 0.70%
B.A.T. International Finance P.L.C. (Acquired 06/06/2012, Cost, $995,160) (a)(b)	06/07/2017	2.13%	1,000,000	1,016,258
Samsung Electronics America, Inc. (Acquired 04/18/2013, Cost, $2,023,422) (a)	04/10/2017	1.75%	2,000,000	2,005,926
				3,022,184
TOTAL CORPORATE BONDS (Cost $129,848,629)				130,424,154

MORTGAGE BACKED SECURITIES: 18.85%
American Tower Trust I, 2013-1-2 (Acquired 03/06/2013, Cost, $1,830,000) (a)	03/15/2043	1.55%	1,830,000	1,800,065
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PWR12 A4 (c)	09/11/2038	5.89%	2,217,047	2,358,083
Series 2005-PWR10 A4 (c)	12/11/2040	5.41%	1,998,921	2,068,643
CD 2005-CD1 Commercial Mortgage Trust, 2005-CD1 A4 (c)	07/15/2044	5.23%	242,483	249,054
CD 2007-CD5 Mortgage Trust A4 (c)	11/15/2044	5.89%	930,434	1,022,794
COMM 2012-CCRE2 Mortgage Trust, 2012-CR2 A1	08/15/2045	0.82%	1,749,619	1,746,748
COMM 2012-CCRE4 Mortgage Trust, 2012-CR4 A2	10/15/2045	1.80%	2,000,000	1,989,658
COMM 2012-LC4 Mortgage Trust, 2012-LC4 A1	12/10/2044	1.16%	462,374	464,889
Commercial Mortgage Trust, 2007-GG11 A4	12/10/2049	5.74%	1,250,000	1,369,081
CSMC Trust, 2013-6 1A1 (Acquired 07/24/2013, Cost, $2,583,492) (a)(c)	07/25/2028	2.50%	2,647,189	2,615,754
DBUBS 2011-LC3 Mortgage Trust, A2	08/10/2044	3.64%	1,990,000	2,067,984
Extended Stay America Trust 2013-ESH
Series 2013-ESFL A2FL (Acquired 01/24/2013, Cost, $1,565,000) (a)(c)	12/05/2031	0.86%	1,565,000	1,561,688
Series 2013-ESFL A1FL (Acquired 01/24/2013, Cost, $755,827) (a)(c)	12/05/2031	0.96%	755,827	755,827
Fannie Mae-Aces
Series 2009-M1 A1	07/25/2019	3.40%	334,500	345,162
Series 2012-M8 ASQ1	12/25/2019	1.17%	1,025,128	1,031,292
Fannie Mae Connecticut Avenue Securities
Series 2014-C02 1M1 (c)	05/25/2024	1.11%	2,305,586	2,269,282
Series 2014-C03 1M1 (c)	07/25/2024	1.36%	1,916,994	1,903,506
Fannie Mae Pool	01/01/2016	2.67%	374,334	373,865
Fannie Mae Pool	02/01/2021	3.50%	98,354	103,565
Fannie Mae Pool	06/01/2021	3.50%	128,212	134,990
Fannie Mae Pool	08/01/2021	3.00%	344,584	358,800
Fannie Mae Pool	09/01/2021	3.00%	415,348	432,486
Fannie Mae Pool	11/01/2021	3.00%	798,439	831,393
Fannie Mae Pool	12/01/2025	3.50%	560,365	590,334
Fannie Mae Pool	09/01/2026	3.50%	538,989	567,748
Fannie Mae Pool (c)	10/01/2033	2.49%	1,229,252	1,322,666
FDIC Commercial Mortgage Trust
Series 2011-C1 A (Acquired 06/06/2012, Cost, $51,792) (a)(c)	04/25/2031	1.84%	51,507	51,627
Series 2012-C1 A (Acquired 05/10/2012, Cost, $352,188) (a)(c)	05/25/2035	0.84%	352,188	352,188
FDIC Guaranteed Notes Trust
Series 2010-S4 A (Acquired 02/24/2012, Cost, $679,658) (a)(c)	12/04/2020	0.88%	677,521	681,390
Series 2010-S1 2A (Acquired 03/01/2012, Cost, $749,136) (a)	04/25/2038	3.25%	738,248	753,757
Series 2010-S1 1A (Acquired 11/18/2011, Cost, $393,378) (a)(c)	02/25/2048	0.71%	393,993	394,156
FHLMC Multifamily Structured Pass Through Certificates
Series K501 A1	06/25/2016	1.34%	354,615	356,321
Series K703 A1	01/25/2018	1.87%	340,294	344,977
Series K709 A1	10/25/2018	1.56%	1,391,136	1,402,469
Freddie Mac REMICS
Series 3855 HE	02/15/2026	2.50%	45,191	46,065
Series 4181 PF (c)	11/15/2042	0.40%	2,838,646	2,832,497
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2013-DN2 M1 (c)	11/25/2023	1.61%	1,685,388	1,685,862
Series 2014-DN2 M1 (c)	04/25/2024	1.01%	2,223,288	2,197,480
Series 2014-HQ2 M1 (c)	09/25/2024	1.61%	2,750,000	2,744,456
FREMF Mortgage Trust, 2013-KF02 (Acquired 11/01/2013, Cost, $1,269,076) (a)(c)	12/25/2045	2.82%	1,269,076	1,313,018
GS Mortgage Securities Corp. II, 2005-GG4 A4A	07/10/2039	4.75%	233,803	235,604
GS Mortgage Securities Trust
Series 2014-GSFL A (Acquired 08/06/2014, Cost, $2,000,000) (a)(c)	07/15/2031	1.15%	2,000,000	2,000,080
Series 2010-C2 A1 (Acquired 04/11/2012, Cost, $1,427,968) (a)	12/10/2043	3.85%	1,350,796	1,395,188
Series 2011-GC5 A2	08/10/2044	3.00%	1,715,000	1,768,753
Series 2007-GG10 A4 (c)	08/10/2045	5.80%	2,063,356	2,253,393
Holmes Master Issuer PLC, 2012-1A A2 (Acquired 01/18/2012, Cost, $637,527) (a)(b)(c)	10/15/2054	1.88%	637,527	641,572
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-FL3 A2 (Acquired 04/24/2013, Cost, $1,104,315) (a)(c)	04/15/2028	0.85%	1,104,315	1,103,901
Series 2013-JWRZ A (Acquired 05/22/2013, Cost, $2,960,000) (a)(c)	04/15/2030	0.93%	2,960,000	2,958,100
Series 2010-C1 A1 (Acquired 12/30/2011, Cost, $749,862) (a)	06/15/2043	3.85%	721,227	729,470
Series 2005-LPD5 A4 (c)	12/15/2044	5.24%	250,000	257,355
Series 2007-CIBC20 A4 (c)	02/12/2051	5.79%	1,400,000	1,529,598
Morgan Stanley Capital I Trust
Series 2008-TOP29 A4 (c)	01/11/2043	6.28%	1,250,000	1,408,451
Series 2011-C1 A2 (Acquired 09/20/2011 and 06/28/2012, Cost, $2,261,065) (a)	09/17/2047	3.88%	2,150,000	2,220,376
Motel 6 Trust, 2012-MTL6 A2 (Acquired 11/02/2012, Cost, $1,999,992) (a)	10/05/2025	1.95%	2,000,000	1,998,974
NCUA Guaranteed Notes Trust
Series 2010-R2 1A (c)	11/06/2017	0.53%	2,080,603	2,084,966
Series 2011-R1 1A (c)	01/08/2020	0.60%	96,553	97,018
Series 2011-R2 1A (c)	02/06/2020	0.55%	2,614,599	2,624,066
Series 2011-R3 1A (c)	03/11/2020	0.55%	2,994,778	3,000,168
Series 2010-R1 1A (c)	10/07/2020	0.60%	308,007	309,595
SBA Tower Trust, 2012-1 (Acquired 06/12/2014 and 09/03/2014, Cost, $1,607,336) (a)	12/15/2042	2.93%	1,562,000	1,583,993
Sequoia Mortgage Trust, 2013-1 1A1 (c)	02/25/2043	1.45%	1,251,455	1,182,550
Springleaf Mortgage Loan Trust
Series 2013-3A A (Acquired 10/04/2013, Cost, $1,712,164) (a)(c)	09/25/2057	1.87%	1,712,391	1,708,149
Series 2013-1A A (Acquired 04/03/2013, Cost, $1,752,132) (a)(c)	06/25/2058	1.27%	1,752,272	1,746,279
Series 2012-3A A (Acquired 10/18/2012, Cost, $542,441) (a)(c)	12/25/2059	1.57%	542,512	542,203
WIMC Capital Trust, 2012-A A1 (Acquired 06/21/2012, Cost, $570,544) (a)	10/16/2050	4.55%	570,550	577,633
TOTAL MORTGAGE BACKED SECURITIES (Cost $81,965,615)				81,449,055

MUNICIPAL BONDS: 1.71%
County of Hamilton OH Sewer System Revenue	12/01/2016	1.23%	825,000	829,100
Louisiana Local Government Environmental Facilities & Community Development Authority	02/01/2018	1.52%	566,154	569,511
Louisiana Local Government Environmental Facilities & Community Development Authority	02/01/2021	3.22%	850,000	882,139
Metropolitan Council, (Minneapolis - St. Paul Metropolitan Area), State of Minnesota	09/01/2017	1.20%	2,020,000	2,025,353
Metropolitan Government of Nashville & Davidson County TN	07/01/2017	1.21%	1,500,000	1,494,435
State of Ohio	08/01/2017	3.33%	1,500,000	1,592,475
TOTAL MUNICIPAL BONDS (Cost $7,395,039)				7,393,013

FOREIGN GOVERNMENT BOND: 0.21%
Hydro-Quebec (b)	06/30/2016	2.00%	900,000	920,001
TOTAL FOREIGN GOVERNMENT BOND (Cost $908,067)				920,001

U.S. GOVERNMENT AGENCY ISSUES: 2.45%
Federal Home Loan Banks	09/02/2015	0.13%	5,000,000	4,996,960
Federal Home Loan Mortgage Corp.	09/10/2015	1.75%	1,000,000	1,014,580
Federal National Mortgage Association	10/30/2014	0.63%	1,060,000	1,060,470
Federal National Mortgage Association	12/19/2014	0.75%	3,500,000	3,504,770
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $10,564,159)				10,576,780

SHORT TERM INVESTMENTS: 10.49%
U.S. GOVERNMENT AGENCY ISSUES: 0.58%
Federal Home Loan Banks	09/25/2015	0.20%	2,500,000	2,499,692
				2,499,692
U.S. GOVERNMENT NOTES: 7.21%
United States Treasury Note	03/15/2015	0.38%	10,000,000	10,014,840
United States Treasury Note	05/31/2015	0.25%	10,000,000	10,012,500
United States Treasury Note	06/15/2015	0.38%	11,120,000	11,143,886
TOTAL U.S. GOVERNMENT NOTES				31,171,226

MONEY MARKET FUND: 2.70%			Shares
Fidelity Institutional Money Market Portfolio - Class I , 0.04% (d)			11,678,098	11,678,098
TOTAL MONEY MARKET FUND				11,678,098
TOTAL SHORT TERM INVESTMENTS (Cost $45,346,617)				45,349,016

TOTAL INVESTMENTS (Cost $332,812,969): 77.03%				332,909,528
Other Assets in Excess of Liabilities: 22.97% (e)				99,281,125
TOTAL NET ASSETS: 100.00%				$ 432,190,653

(a)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2014, the market value of these securities total $67,208,280 which represents 15.55% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security. The rate reported is the rate in effect as of September 30, 2014.
(d)	The rate quoted is the annualized seven-day effective yield as of September 30, 2014.
(e)	Includes assets pledged as collateral for swap contracts.

LoCorr Managed Futures Strategy Fund
Consolidated Schedule of Investments, continued
September 30, 2014 (Unaudited)

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows(1):

Cost of investments	$332,812,969

Gross unrealized appreciation	$1,317,850
Gross unrealized depreciation	(1,221,291)
Net unrealized appreciation	$96,559

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Consolidated Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Fund follows fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Fund's investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by LoCorr Fund Management, LLC (the “Adviser”) in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund’s net asset value (“NAV”) will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

The Fund may use independent pricing services to assist in calculating the value of the Fund's investments. In addition, market prices for foreign investments are not determined at the same time of day as the NAV for the Fund. Because the Fund may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Fund does not price its shares, the value of some of the Fund's portfolio investments may change on days when you may not be able to buy or sell the Fund's shares. In computing the NAV, the Fund values foreign investments held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Fund's portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Fund prices its shares, the investment will be valued at fair value.

Fixed income securities and certificates of deposit with maturities more than 60 days when acquired are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are categorized in Level 2.

Equity securities, including master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies, and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are categorized in Level 1. Forward currency contracts are carried at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s consolidated investments as of September 30, 2014:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$56,797,509	$-	$56,797,509
Corporate Bonds	-	130,424,154	-	130,424,154
Mortgage Backed Securities	-	81,449,055	-	81,449,055
Municipal Bonds	-	7,393,013	-	7,393,013
Foreign Government Bond	-	920,001	-	920,001
U.S. Government Agency Issues	-	10,576,780	-	10,576,780
Short Term Investments	11,678,098	33,670,918	-	45,349,016
Total Investments	$11,678,098	$321,231,430	$-	$332,909,528

Swap Contracts*
Long Total Return Swap Contacts	$-	$1,538,470	$-	$1,538,470
Total Swap Contracts	$-	$1,538,470	$-	$1,538,470

See the consolidated schedule of investments for the investments detailed by industry classification.

* Swap contracts are derivative instruments not reflected in the consolidated schedule of investments, which are presented at the unrealized appreciation/(depreciation) on the instrument.

The Fund did not hold any Level 3 assets during the period. There were no transfers between levels during the reporting period, as compared to their classification from the Fund's most recent annual report. Transfers between levels are recognized at the end of the reporting period.

LoCorr Managed Futures Strategy Fund
Consolidated Schedule of Swap Contracts
September 30, 2014 (Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS
This investment is a holding of LCMFS Fund Limited.			Unrealized
			Appreciation*
Termination Date	Reference Index	Notional	(Depreciation)	Counterparty

12/20/2017	LoCorr Managed Futures Index^	$427,369,768	$1,538,470	Deutsche Bank AG

^ Comprised of a proprietary basket of Commodity Trading Advisor's ("CTA") Programs investing in various futures, forwards, and currency derivative contracts and other similar investments.

* Unrealized appreciation is a receivable on the Fund's consolidated statement of assets and liabilities.

LoCorr Managed Futures Strategy Fund
Consolidated Schedule of Swap Contracts, continued
September 30, 2014 (Unaudited)

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund's statement of assets and liabilities and statement of operations. Fair value of swap contracts are recorded in the Fund's consolidated statement of assets and liabilities as net unrealized gain on swap contracts or net unrealized loss on swap contracts and net unrealized appreciation of swap contracts or net unrealized depreciation of swap contracts.

Since the derivatives held long or short are for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the Fund's consolidated statement of operations.

The following table presents the fair value of consolidated open swap contracts for the LoCorr Managed Futures Strategy Fund at September 30, 2014 as presented on the Fund's consolidated statement of assets and liabilities.

			Net Unrealized
	Fair Value		Gain (Loss) on
Swap Contracts	Assets	Liabilities	Open Positions
Long Total Return Swap Contracts*
LoCorr Managed Futures Index	$1,538,470	$-	$1,538,470
Total Long Total Return Swap Contracts	$1,538,470	$-	$1,538,470

* Unrealized appreciation on swap contracts is a receivable and unrealized depreciation on swap contracts is a payable on the Fund's consolidated statement of assets and liabilities.

The following table presents the trading results of the derivative trading and information related to the volume of the LoCorr Managed Futures Strategy Fund for the nine months ended September 30, 2014. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund's consolidated statement of operations.

Nine Months Ended September 30, 2014
	Gain (Loss) from Trading
		Net Change in
	Net Realized	Unrealized
Swap Contracts	$900,478	$42,465,841

The average monthly notional amount of the swap contracts during the nine months ended September 30, 2014 for the LoCorr Managed Futures Strategy Fund was $408,229,768.

Please refer to the Fund's prospectus for a full listing of risks associated with these investments.

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
September 30, 2014 (Unaudited)

	Maturity	Coupon	Principal
	Date	Rate	Amount	Value
ASSET BACKED SECURITIES: 9.33%
Ally Auto Receivables Trust
Series 2012-4 A3	01/17/2017	0.59%	$15,811	$15,823
Series 2012-5 A3	03/15/2017	0.62%	487,436	488,033
American Express Credit Account Master Trust, 2012-1 A (c)	01/15/2020	0.42%	150,000	150,126
American Homes 4 Rent 2014-SFR1 A (Acquired 05/13/2014 and 08/29/2014, Cost, $249,205) (a)(c)	06/17/2031	1.25%	248,884	247,388
AmeriCredit Automobile Receivables Trust
Series 2013-2 A2	11/08/2016	0.53%	12,830	12,833
Series 2012-4 A3	06/08/2017	0.67%	20,216	20,226
Series 2013-1 A3	10/10/2017	0.61%	45,000	45,037
Series 2013-3 A3	04/09/2018	0.92%	50,000	50,123
BA Credit Card Trust 2014-A2 A (c)	09/16/2019	0.42%	500,000	500,488
California Republic Auto Receivables Trust 2013-2 A2	03/15/2019	1.23%	136,282	137,006
Capital Auto Receivables Asset Trust, Series 2013-2 A1	07/20/2015	0.77%	8,377	8,379
Capital Auto Receivables Trust/Ally, 2013-1 A2	07/20/2016	0.62%	32,059	32,070
Capital One Multi-Asset Execution Trust
Series 2006-11A (c)	06/17/2019	0.24%	500,000	498,011
Series 2007-A1 A1 (c)	11/15/2019	0.20%	150,000	149,276
CarMax Auto Owner Trust, 2012-3 A3	07/17/2017	0.52%	18,660	18,672
Chase Issuance Trust
Series 2013-A5 A	05/15/2017	0.47%	500,000	500,179
Series 2013-A3 A3 (c)	04/15/2020	0.43%	300,000	299,743
Citibank Credit Card Issuance Trust 2013-A11 (c)	02/07/2018	0.40%	100,000	100,083
CNH Equipment Trust
Series 2012-B A3	09/15/2017	0.86%	6,954	6,966
Series 2012-C A3	12/15/2017	0.57%	15,660	15,671
Series 2012-D A3	04/16/2018	0.65%	48,939	49,003
Colony American Homes, 2014-1A A (Acquired 04/02/2014, Cost, $98,954) (a)(c)	05/17/2031	1.40%	99,191	99,328
Consumers 2014 Securitization Funding LLC, 2014-A A1	11/01/2020	1.33%	100,000	99,574
Discover Card Execution Note Trust
Series 2012-A1 A1	08/15/2017	0.81%	150,000	150,258
Series 2010-A2 A2 (c)	03/15/2018	0.74%	100,000	100,417
Fifth Third Auto Trust, 2013-A A3	09/15/2017	0.61%	50,000	50,043
GE Equipment Midticket LLC 2012-1 A3	05/23/2016	0.60%	14,959	14,969
GE Equipment Small Ticket LLC 2012-1A A3 (Acquired 05/22/2012, Cost, $4,845) (a)	09/21/2015	1.04%	4,846	4,851
GE Equipment Transportation LLC, 2012-2 A3	07/25/2016	0.62%	18,054	18,070
Honda Auto Receivables Owner Trust, 2012-4 A3	08/18/2016	0.52%	18,717	18,733
Hyundai Auto Receivables Trust
Series 2012-B A3	09/15/2016	0.62%	8,709	8,715
Series 2012-C A3	04/17/2017	0.53%	459,576	459,898
Invitation Homes 2013-SFR1 Trust, A (Acquired 08/29/2014, Cost, $247,382) (a)(c)	12/17/2030	1.40%	246,777	247,003
Invitation Homes 2014-SFR2 Trust, A (Acquired 08/04/2014, Cost, $100,000) (a)(c)	09/18/2031	1.25%	100,000	99,762
John Deere Owner Trust, 2013-A A3	03/15/2017	0.60%	50,000	50,085
Mercedes-Benz Auto Lease Trust, 2013-A A3	02/15/2016	0.59%	50,000	50,020
Santander Drive Auto Receivables Trust
Series 2013-4 A2	09/15/2016	0.89%	4,865	4,867
Series 2013-1 A3	06/15/2017	0.62%	16,025	16,036
Series 2013-2 A3	09/15/2017	0.70%	32,048	32,077
Series 2013-3 A3	10/16/2017	0.70%	150,000	150,082
Small Business Administration Participation Certificates, 2012-20K 1	11/01/2032	2.09%	22,749	21,690
Synchrony Credit Card Master Note Trust, 2012-5 A	06/15/2018	0.95%	200,000	200,541
World Omni Auto Receivables Trust
Series 2012-A A3	02/15/2017	0.64%	13,713	13,729
Series 2012-B A3	06/15/2017	0.61%	20,861	20,868
Series 2013-A A3	04/16/2018	0.64%	75,000	75,080
TOTAL ASSET BACKED SECURITIES (Cost $5,355,013)				5,351,832

CORPORATE BONDS: 15.17%
Administrative and Support and Waste Management and Remediation Services: 0.41%
Glencore Finance (Canada) Ltd. (Acquired 04/07/2014, Cost, $81,472) (a)(b)	11/15/2016	5.80%	75,000	81,682
Synchrony Financial	08/15/2017	1.88%	115,000	115,158
Waste Management, Inc.	09/01/2016	2.60%	40,000	41,160
				238,000
Finance and Insurance: 7.54%
Aflac Inc.	02/15/2017	2.65%	185,000	190,699
Allied World Assurance Company Holdings, Ltd. (b)	08/01/2016	7.50%	170,000	188,447
American Express Co.	05/22/2018	1.55%	210,000	206,902
Bank of America Corp.	08/01/2016	6.50%	155,000	169,175
Bank of America Corp.	05/01/2018	5.65%	100,000	111,230
Bank of New York Mellon Corp./The	07/28/2016	2.30%	20,000	20,532
Bank of Nova Scotia/The (b)	07/15/2016	1.38%	30,000	30,277
Barclays Bank PLC (b)	09/22/2016	5.00%	100,000	107,348
BB&T Corp.	01/12/2018	1.45%	20,000	19,805
Berkshire Hathaway Inc.	08/15/2016	2.20%	35,000	36,006
BNP Paribas (b)	08/20/2018	2.70%	85,000	86,578
Capital One Financial Corp.	09/01/2016	6.15%	80,000	87,413
Caterpillar Financial Services Corp.	02/17/2015	4.75%	15,000	15,248
Caterpillar Financial Services Corp.	09/06/2018	2.45%	25,000	25,516
Citigroup, Inc.	11/21/2017	6.13%	440,000	496,366
Deutsche Bank Aktiengesellschaft (b)	02/13/2019	2.50%	30,000	30,158
Diageo Capital plc (b)	05/11/2017	1.50%	20,000	20,100
Dragon 2012 LLC	03/12/2024	1.97%	20,666	20,251
Fifth Third Bancorp	06/01/2018	4.50%	20,000	21,602
General Electric Capital Corp.	12/11/2015	1.00%	84,000	84,459
General Electric Capital Corp.	01/09/2017	2.90%	30,000	31,158
General Electric Capital Corp.	05/01/2018	5.63%	90,000	101,748
Goldman Sachs Group, Inc./The	01/15/2015	5.13%	35,000	35,465
Goldman Sachs Group, Inc./The	09/01/2017	6.25%	425,000	477,381
Health Care REIT, Inc.	04/01/2019	4.13%	35,000	37,287
Heineken N.V. (Acquired 10/02/2012 and 08/28/2014, Cost, $85,206) (a)(b)	10/01/2015	0.80%	85,000	85,129
Helios Leasing I LLC	05/29/2024	2.02%	20,757	20,356
Helios Leasing I LLC	07/24/2024	1.73%	21,218	20,513
Helios Leasing I LLC	09/28/2024	1.56%	21,169	20,228
John Deere Capital Corp.	06/29/2015	0.95%	15,000	15,060
John Deere Capital Corp.	04/13/2017	5.50%	15,000	16,560
JPMorgan Chase & Co.	08/15/2017	2.00%	65,000	65,554
JPMorgan Chase & Co.	01/15/2018	6.00%	305,000	343,283
KeyBank National Association	11/01/2017	5.70%	27,000	30,026
Morgan Stanley	03/22/2017	4.75%	155,000	166,565
MSN 41079 and 41084 Ltd. (b)	07/13/2024	1.72%	21,208	20,486
New York Life Global Funding (Acquired 10/09/2012, Cost, $20,275) (a)	05/04/2015	3.00%	20,000	20,319
Nomura Holdings, Inc. (b)	09/13/2016	2.00%	185,000	186,827
Phoenix 2012 LLC	07/03/2024	1.61%	21,517	20,694
PNC Funding Corp.	09/19/2016	2.70%	10,000	10,319
Rabobank Nederland (b)	01/19/2017	3.38%	40,000	41,950
Realty Income Corp.	09/15/2016	5.95%	60,000	65,502
Realty Income Corp.	01/31/2018	2.00%	95,000	94,956
Safina Ltd. (b)	01/15/2022	1.55%	19,967	19,697
State Street Bank & Trust Co.	10/15/2018	5.25%	20,000	22,371
Tagua Leasing LLC	11/16/2024	1.58%	21,663	20,711
Toyota Motor Credit Corp.	01/12/2017	2.05%	10,000	10,226
Toyota Motor Credit Corp.	05/22/2017	1.75%	30,000	30,381
Travelers Companies, Inc./The	12/01/2015	5.50%	16,000	16,905
WellPoint, Inc.	01/15/2018	1.88%	45,000	44,951
Wells Fargo & Co.	06/15/2016	3.68%	180,000	188,185
Westpac Banking Corp. (b)	08/14/2017	2.00%	75,000	76,123
				4,325,028
Information: 1.61%
America Movil, S.A.B. de C.V. (b)	09/08/2016	2.38%	65,000	66,389
AT&T Inc.	05/15/2016	2.95%	10,000	10,328
AT&T Inc.	06/01/2017	1.70%	110,000	110,905
CA, Inc.	08/15/2018	2.88%	40,000	40,547
CBS Corp.	07/01/2017	1.95%	110,000	111,403
Comcast Corp.	06/15/2016	4.95%	193,000	206,315
Comcast Corp.	02/15/2018	5.88%	35,000	39,690
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	03/15/2017	2.40%	35,000	35,781
Symantec Corp.	06/15/2017	2.75%	30,000	30,676
Total System Services, Inc.	06/01/2018	2.38%	45,000	44,684
Verizon Communications, Inc. (c)	09/14/2018	1.98%	80,000	84,274
Verizon Communications, Inc.	09/14/2018	3.65%	60,000	63,218
Viacom Inc.	04/30/2016	6.25%	60,000	64,932
Walt Disney Co./The	09/15/2016	5.63%	15,000	16,393
				925,535
Management of Companies and Enterprises: 0.19%
Macy's Retail Holdings, Inc.	12/01/2016	5.90%	100,000	109,950

Manufacturing: 3.28%
AbbVie Inc.	11/06/2015	1.20%	20,000	20,075
Anheuser-Busch InBev Worldwide Inc.	07/15/2015	0.80%	15,000	15,044
Anheuser-Busch InBev Worldwide Inc.	02/15/2016	2.88%	65,000	66,800
Apple Inc. (c)	05/05/2017	0.31%	365,000	364,716
Baxter International Inc.	01/15/2017	1.85%	10,000	10,145
Chevron Corp.	12/05/2017	1.10%	10,000	9,904
Cisco Systems, Inc.	03/14/2017	3.15%	60,000	62,926
Coca Cola Co./The	11/15/2017	5.35%	30,000	33,609
Dow Chemical Co./The	02/15/2016	2.50%	100,000	102,137
Dr Pepper Snapple Group, Inc.	01/15/2016	2.90%	45,000	46,224
Eastman Chemical Co.	06/01/2017	2.40%	135,000	137,752
Eaton Corp.	11/02/2017	1.50%	35,000	34,849
Ecolab Inc.	02/15/2015	4.88%	15,000	15,244
Ecolab Inc.	12/08/2016	3.00%	200,000	207,580
E.I. du Pont de Nemours & Co.	03/15/2015	4.75%	14,000	14,271
EMC Corp.	06/01/2018	1.88%	40,000	39,764
General Mills, Inc.	03/17/2015	5.20%	25,000	25,539
Hewlett-Packard Co.	09/15/2016	3.00%	70,000	72,445
Intel Corp.	12/15/2017	1.35%	25,000	24,919
Johnson Controls, Inc.	11/02/2017	1.40%	140,000	138,833
Kellogg Co.	05/17/2017	1.75%	40,000	40,314
Kraft Foods Group, Inc.	06/05/2017	2.25%	30,000	30,560
Lockheed Martin Corp.	09/15/2016	2.13%	135,000	138,100
Lorillard Tobacco Co.	08/21/2017	2.30%	40,000	40,475
Sherwin-Williams Co./The	12/15/2017	1.35%	65,000	64,759
Thermo Fisher Scientific Inc.	06/01/2015	5.00%	10,000	10,281
Thermo Fisher Scientific Inc.	02/01/2017	1.30%	10,000	9,970
Tyco Electronics Group S.A. (b)	12/17/2018	2.38%	30,000	30,069
United Technologies Corp.	06/01/2017	1.80%	30,000	30,443
Zoetis Inc.	02/01/2018	1.88%	45,000	44,681
				1,882,428
Mining, Quarrying, and Oil and Gas Extraction: 1.15%
Anadarko Petroleum Corp.	09/15/2017	6.38%	25,000	28,338
BHP Billiton Finance (USA) Ltd. (b)	02/24/2017	1.63%	35,000	35,355
Devon Energy Corp.	05/15/2017	1.88%	140,000	141,287
Ensco PLC (b)	03/15/2016	3.25%	110,000	113,307
Nabors Industries, Inc.	02/15/2018	6.15%	20,000	22,571
Phillips 66	05/01/2017	2.95%	85,000	88,315
Rio Tinto Finance (USA) PLC (b)	03/22/2017	2.00%	10,000	10,154
Rio Tinto Finance (USA) PLC (b)	08/21/2017	1.63%	15,000	15,081
Teck Resources Ltd. (b)	08/15/2017	3.85%	85,000	89,471
Total Capital International (b)	06/28/2017	1.55%	115,000	115,820
				659,699
Professional, Scientific, and Technical Services: 0.20%
ABB Treasury Center (USA), Inc. (Acquired 06/19/2012, Cost, $15,225) (a)	06/15/2016	2.50%	15,000	15,380
Asciano Finance Limited (Acquired 08/07/2014, Cost, $97,966) (a)(b)	04/07/2018	5.00%	90,000	96,959
				112,339
Real Estate and Rental and Leasing: 0.15%
Boston Properties Limited Partnership	06/01/2015	5.00%	10,000	10,294
Liberty Property Limited Partnership	10/01/2017	6.63%	25,000	28,281
Ventas Realty LP / Ventas Capital Corp.	02/15/2018	2.00%	45,000	45,009
				83,584
Retail Trade: 0.06%
BP Capital Markets (b)	05/05/2017	1.85%	20,000	20,214
CVS Health Corp.	12/05/2018	2.25%	15,000	15,054
				35,268
Transportation and Warehousing: 0.44%
Canadian National Railway Co. (b)	06/01/2016	5.80%	20,000	21,672
Carnival Corp. (b)	12/15/2017	1.88%	40,000	40,049
GATX Corp.	07/30/2018	2.38%	90,000	90,535
Norfolk Southern Corp.	01/15/2016	5.75%	20,000	21,229
Spectra Energy Partners, LP	09/25/2018	2.95%	50,000	51,541
Union Pacific Corp.	01/15/2015	4.88%	25,000	25,328
				250,354
Utilities: 0.14%
Commonwealth Edison Co.	04/15/2015	4.70%	20,000	20,461
Connecticut Light & Power Co./The	03/01/2017	5.38%	20,000	21,864
Sempra Energy	04/01/2017	2.30%	25,000	25,516
Southern California Edison Co.	04/01/2015	4.65%	15,000	15,316
				83,157
TOTAL CORPORATE BONDS (Cost $8,726,260)				8,705,342

MORTGAGE BACKED SECURITIES: 8.97%
Banc of America Commercial Mortgage Trust, 2006-2 A4 (c)	05/10/2045	5.73%	20,000	21,119
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PWR12 A4 (c)	09/11/2038	5.89%	24,799	26,377
Series 2006-PWR14 A4	12/11/2038	5.20%	25,000	26,816
Series 2006-TOP24 A4	10/12/2041	5.54%	23,965	25,668
CD 2007-CD5 Mortgage Trust (c)	11/15/2044	5.89%	348,913	383,548
Citigroup Commercial Mortgage Trust
Series 2012-GC8 A2	09/12/2045	1.81%	150,000	150,814
Series 2006-C5 A4	10/15/2049	5.43%	35,000	37,538
Commercial Mortgage Pass-Through Certificates, 2012-CRE3 A1	10/17/2045	0.67%	16,370	16,294
Commercial Mortgage Trust, 2007-GG9	03/10/2039	5.44%	230,000	247,749
Credit Suisse Commercial Mortgage Trust, 2006-C1 A4 (c)	02/15/2039	5.46%	10,000	10,435
Fannie Mae-Aces
Series 2012-M17 ASQ2	11/25/2015	0.95%	99,782	100,042
Series 2013-M3 ASQ2	02/25/2016	1.08%	43,677	43,879
Series 2013-M1 ASQ2	11/25/2016	1.07%	65,943	66,150
Series 2013-M7 ASQ2	03/25/2018	1.23%	97,761	97,416
Fannie Mae Connecticut Avenue Securities
Series 2014-C01 M1 (c)	01/25/2024	1.76%	228,253	228,617
Series 2014-C02 1M1 (c)	05/25/2024	1.11%	210,877	207,556
Series 2014-C03 1M1 (c)	07/25/2024	1.36%	239,624	237,938
Fannie Mae Pool	07/01/2017	1.50%	35,000	35,189
Fannie Mae Pool	09/01/2017	1.27%	50,000	49,987
Fannie Mae Pool	09/01/2022	2.50%	34,325	35,188
Fannie Mae Pool	10/01/2022	2.50%	52,889	54,219
Fannie Mae Pool	10/01/2022	2.50%	17,296	17,731
Fannie Mae Pool	11/01/2022	2.50%	17,678	18,123
Fannie Mae Pool	01/01/2023	2.50%	56,286	57,702
Fannie Mae Pool	02/01/2023	2.50%	38,312	39,275
Fannie Mae Pool	03/01/2023	2.50%	39,169	40,142
Fannie Mae Pool	05/01/2023	2.00%	40,473	40,699
Fannie Mae Pool	06/01/2023	2.00%	41,103	41,333
Fannie Mae Pool	08/01/2023	2.50%	42,174	43,151
Fannie Mae Pool	09/01/2023	2.00%	43,159	43,401
Fannie Mae Pool	09/01/2027	3.00%	8,318	8,530
Fannie Mae Pool	09/01/2027	3.00%	17,286	17,727
Fannie Mae Pool	10/01/2027	3.00%	43,577	44,689
Fannie Mae Pool	12/01/2027	2.50%	43,184	43,208
Fannie Mae Pool	12/01/2027	2.50%	42,884	43,014
Fannie Mae Pool (c)	09/01/2042	2.31%	17,629	17,940
FHLMC Multifamily Structured Pass Through Certificates
Series K502 A2	08/25/2017	1.43%	130,000	130,538
Series K701 A2 (c)	11/25/2017	3.88%	50,000	53,328
Series K708 A2	01/25/2019	2.13%	30,000	30,220
Series K709 A2	03/25/2019	2.09%	25,000	25,060
Series KF01 A (c)	04/25/2019	0.51%	50,141	50,170
Series K710 A2	05/25/2019	1.88%	50,000	49,636
Freddie Mac Gold Pool	04/01/2023	2.50%	39,314	40,240
Freddie Mac Gold Pool	04/01/2023	2.50%	36,242	36,793
Freddie Mac Gold Pool	12/01/2027	2.50%	21,628	21,702
Freddie Mac Gold Pool	12/01/2027	2.50%	44,854	45,006
Freddie Mac Gold Pool	12/01/2027	2.50%	45,265	45,418
Freddie Mac Non Gold Pool (c)	07/01/2042	2.16%	10,653	10,996
Freddie Mac Non Gold Pool (c)	07/01/2042	2.39%	13,750	14,341
Freddie Mac Non Gold Pool (c)	07/01/2042	2.42%	17,647	18,008
Freddie Mac Non Gold Pool (c)	08/01/2042	2.58%	15,304	15,664
Freddie Mac Non Gold Pool (c)	10/01/2042	2.16%	14,680	15,161
Freddie Mac Non Gold Pool (c)	01/01/2043	2.16%	62,743	63,348
Freddie Mac Non Gold Pool (c)	01/01/2043	2.21%	18,903	19,113
Freddie Mac Non Gold Pool (c)	02/01/2043	2.14%	42,544	42,936
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-DN2 M1 (c)	04/25/2024	1.01%	241,662	238,857
Series 2014-HQ2 M1 (c)	09/25/2024	1.61%	250,000	249,496
GS Mortgage Securities Trust
Series 2014-GSFL A (Acquired 08/06/2014, Cost, $100,000) (a)(c)	07/15/2031	1.15%	100,000	100,004
Series 2006-GG8 A4	11/10/2039	5.56%	25,000	26,770
Series 2007-GG10 A4 (c)	08/10/2045	5.80%	325,012	354,945
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP6 A4 (c)	04/15/2043	5.48%	33,610	35,285
Series 2006-LDP7 A4 (c)	04/15/2045	6.06%	25,000	26,517
Series 2012-C8 ASB (Acquired 04/23/2013, Cost, $50,827) (a)	10/17/2045	2.38%	50,000	49,330
Series 2007-CIBC20 A4 (c)	02/12/2051	5.79%	225,000	245,828
LB Commercial Mortgage Trust, 2007-C3 A4B	07/15/2044	5.52%	35,000	37,920
LB-UBS Commercial Mortgage Trust, 2006-C6 A4	09/15/2039	5.37%	40,000	42,761
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C6 A1	11/17/2045	0.66%	16,032	15,943
Morgan Stanley Capital I Trust
Series 2006-IQ12 A4	12/15/2043	5.33%	23,863	25,551
Series 2006-TOP21 A4 (c)	10/12/2052	5.16%	25,000	25,889
NCUA Guaranteed Notes Trust
Series 2010-R2 1A (c)	11/06/2017	0.53%	30,125	30,188
Series 2011-R2 1A (c)	02/06/2020	0.55%	89,838	90,163
SBA Tower Trust, 2012-1 (Acquired 06/12/2014 and 09/03/2014, Cost, $209,919) (a)	12/15/2042	2.93%	205,000	207,886
TOTAL MORTGAGE BACKED SECURITIES (Cost $5,164,154)				5,150,215

MUNICIPAL BONDS: 0.85%
City of Huntsville, AL	09/01/2016	2.41%	40,000	40,941
City of Lubbock, TX	02/15/2018	4.44%	25,000	27,048
City of Rochester, MN	02/01/2016	2.25%	25,000	25,237
County of Berks, PA	11/15/2016	1.01%	25,000	24,897
County of Forsyth, NC	04/01/2020	3.55%	30,000	31,867
Denton Independent School District	08/15/2015	2.00%	40,000	40,567
Maricopa County School District No. 28 Kyrene Elementary	07/01/2019	5.38%	15,000	17,172
Rosemount-Apple Valley-Eagan Independent School District No. 196	02/01/2019	5.00%	25,000	28,160
State of Hawaii	02/01/2017	3.73%	25,000	26,582
State of Mississippi	11/01/2017	1.35%	30,000	29,938
State of Ohio	04/01/2018	3.66%	45,000	48,283
State of Tennessee	05/01/2017	3.82%	25,000	26,724
State of Texas	10/01/2017	2.50%	25,000	25,903
State of Washington	02/01/2017	3.04%	40,000	41,938
University of Texas System	08/15/2018	3.81%	25,000	26,900
Virginia College Building Authority	02/01/2016	2.40%	25,000	25,455
TOTAL MUNICIPAL BONDS (Cost $485,981)				487,612

FOREIGN GOVERNMENT BOND: 0.04%
Petroleos Mexicanos (b)	12/20/2022	2.00%	21,250	21,063
TOTAL FOREIGN GOVERNMENT BOND (Cost $21,250)				21,063

U.S. GOVERNMENT AGENCY ISSUES: 18.68%
Finance and Insurance: 18.68%
Federal Home Loan Banks	09/02/2015	0.13%	5,000,000	4,996,960
Federal Home Loan Banks	02/19/2016	0.38%	2,500,000	2,500,967
Federal National Mortgage Association	09/28/2015	0.50%	300,000	300,894
Federal National Mortgage Association	10/26/2015	1.63%	300,000	304,515
Federal National Mortgage Association	12/21/2015	0.38%	2,500,000	2,503,925
Ginnie Mae II Pool	07/20/2060	5.31%	25,110	27,589
Ginnie Mae II Pool	07/20/2062	4.56%	24,695	26,859
Ginnie Mae II Pool	08/20/2062	4.12%	50,663	54,361
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $10,716,216)				10,716,070

U.S. GOVERNMENT NOTE: 4.15%
United States Treasury Note	08/31/2015	0.38%	2,375,000	2,381,030
TOTAL U.S. GOVERNMENT NOTE (Cost $2,380,827)				2,381,030

SHORT TERM INVESTMENTS: 16.82%
U.S. GOVERNMENT AGENCY ISSUES: 3.55%
Federal Home Loan Banks	03/13/2015	2.75%	500,000	505,910
Federal Home Loan Banks	08/06/2015	0.13%	500,000	499,989
Federal Home Loan Mortgage Corp.	07/17/2015	4.38%	500,000	516,548
Federal National Mortgage Association	04/15/2015	5.00%	500,000	513,150
TOTAL U.S. GOVERNMENT AGENCY ISSUES				2,035,597

U.S. GOVERNMENT NOTE: 4.14%
United States Treasury Note	07/15/2015	0.25%	2,375,000	2,378,154
TOTAL U.S. GOVERNMENT NOTE				2,378,154

MONEY MARKET FUND: 9.13%			Shares
Fidelity Institutional Money Market Portfolio - Class I , 0.04% (d)			5,238,732	5,238,732
TOTAL MONEY MARKET FUND				5,238,732
TOTAL SHORT TERM INVESTMENTS (Cost $9,650,925)				9,652,483

TOTAL INVESTMENTS (Cost $42,500,626): 74.01%				42,465,647
Other Assets in Excess of Liabilities: 25.99% (e)				14,910,807
TOTAL NET ASSETS: 100.00%				$57,376,454

(a)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2014, the market value of these securities total $1,355,021 which represents 2.36% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security. The rate reported is the rate in effect as of September 30, 2014.
(d)	The rate quoted is the annualized seven-day effective yield as of September 30, 2014.
(e)	Includes assets pledged as collateral for swap contracts.

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments, continued
September 30, 2014 (Unaudited)

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows(1):

Cost of investments	$42,500,626

Gross unrealized appreciation	$51,263
Gross unrealized depreciation	(86,242)
Net unrealized depreciation	$(34,979)

(1)
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal incometax information, please refer to the Notes to Consolidated Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Fund follows fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Fund's investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by LoCorr Fund Management, LLC (the “Adviser”) in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund’s net asset value (“NAV”) will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

The Fund may use independent pricing services to assist in calculating the value of the Fund's investments. In addition, market prices for foreign investments are not determined at the same time of day as the NAV for the Fund. Because the Fund may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Fund does not price its shares, the value of some of the Fund's portfolio investments may change on days when you may not be able to buy or sell the Fund's shares. In computing the NAV, the Fund values foreign investments held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Fund's portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Fund prices its shares, the investment will be valued at fair value.

Fixed income securities and certificates of deposit with maturities more than 60 days when acquired are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are categorized in Level 2.

Equity securities, including master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies, and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are categorized in Level 1. Forward currency contracts are carried at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s consolidated investments as of September 30, 2014:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$5,351,832	$-	$5,351,832
Corporate Bonds	-	8,705,342	-	8,705,342
Mortgage Backed Securities	-	5,150,215	-	5,150,215
Municipal Bonds	-	487,612	-	487,612
Foreign Government Bond	-	21,063	-	21,063
U.S. Government Agency Issues	-	10,716,070	-	10,716,070
U.S. Government Note	-	2,381,030	-	2,381,030
Short Term Investments	5,238,732	4,413,751	-	9,652,483
Total Investments	$5,238,732	$37,226,915	$-	$42,465,647

Swap Contracts*
Long Total Return Swap Contacts	$-	$3,912,000	$-	$3,912,000
Total Swap Contracts	$-	$3,912,000	$-	$3,912,000

See the consolidated schedule of investments for the investments detailed by industry classification.

* Swap contracts are derivative instruments not reflected in the consolidated schedule of investments, which are presented at the unrealized appreciation/(depreciation) on the instrument.

The Fund did not hold any Level 3 assets during the period. There were no transfers between levels during the reporting period, as compared to their classification from the Fund's most recent annual report. Transfers between levels are recognized at the end of the reporting period.

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Swap Contracts
September 30, 2014 (Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS
This investment is a holding of LCLSCS Fund Limited.			Unrealized
			Appreciation*
Termination Date	Reference Index	Notional	(Depreciation)	Counterparty

12/20/2017	LoCorr Commodities Index^	$53,799,999	$3,912,000	Deutsche Bank AG

^ Comprised of a proprietary basket of Commodity Trading Advisor's ("CTA") Programs investing in various futures, forwards, and currency derivative contracts and other similar investments.

* Unrealized appreciation is a receivable on the Fund's consolidated statement of assets and liabilities.

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Swap Contracts, continued
September 30, 2014 (Unaudited)

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund's statement of assets and liabilities and statement of operations. Fair value of swap contracts are recorded in the Fund's consolidated statement of assets and liabilities as net unrealized gain on swap contracts or net unrealized loss on swap contracts and net unrealized appreciation of swap contracts or net unrealized depreciation of swap contracts.

Since the derivatives held long or short are for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the Fund's consolidated statement of operations.

The following table presents the fair value of consolidated open swap contracts for the LoCorr Long/Short Commodities Strategy Fund at September 30, 2014 as presented on the Fund's consolidated statement of assets and liabilities.

			Net Unrealized
	Fair Value		Gain (Loss) on
Swap Contracts	Assets	Liabilities	Open Positions
Long Total Return Swap Contracts*
LoCorr Commodities Index	$3,912,000	$-	$3,912,000
Total Long Total Return Swap Contracts	$3,912,000	$-	$3,912,000

* Unrealized appreciation on swap contracts is a receivable and unrealized depreciation on swap contracts is a payable on the Fund's consolidated statement of assets and liabilities.

The following table presents the trading results of the derivative trading and information related to the volume of the LoCorr Long/Short Commodities Strategy Fund for the nine months ended September 30, 2014. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund's consolidated statement of operations.

Nine Months Ended September 30, 2014
	Gain (Loss) from Trading
		Net Change in
	Net Realized	Unrealized
Swap Contracts	$18,634	$4,765,414

The average monthly notional amount of the swap contracts during the nine months ended September 30, 2014 for the LoCorr Long/Short Commodities Strategy Fund was $18,675,000.

Please refer to the Fund's prospectus for a full listing of risks associated with these investments.

LoCorr Market Trend Fund
Consolidated Schedule of Investments
September 30, 2014 (Unaudited)

	Maturity	Coupon	Principal
	Date	Rate	Amount	Value
ASSET BACKED SECURITIES: 9.10%
AmeriCredit Automobile Receivables Trust, 2013-3, A3	04/09/2018	0.92%	$150,000	$150,369
BA Credit Card Trust, 2014-A2 A (a)	09/16/2019	0.42%	150,000	150,146
California Republic Auto Receivables Trust 2013-2, A2	03/15/2019	1.23%	114,988	115,599
Capital One Multi-Asset Execution Trust, 2006-A11 (a)	06/17/2019	0.24%	150,000	149,403
Chase Issuance Trust, 2014-A3 (a)	05/15/2018	0.35%	150,000	149,951
Citibank Credit Card Issuance Trust, 2013-A11 (a)	02/07/2018	0.40%	150,000	150,124
Ford Credit Auto Owner Trust 2013-B, A3	10/15/2017	0.57%	150,000	150,133
Hyundai Auto Receivables Trust 2014-A, A2	01/16/2017	0.46%	139,836	139,786
TOTAL ASSET BACKED SECURITIES (Cost $1,155,240)				1,155,511

CORPORATE BONDS: 5.68%
Finance and Insurance: 3.98%
Private Export Funding Corporation	02/15/2017	1.38%	500,000	504,880
Information: 0.86%
Microsoft Corporation	11/15/2017	0.88%	110,000	108,664
Manufacturing: 0.84%
Johnson & Johnson	07/15/2018	5.15%	95,000	106,928
TOTAL CORPORATE BONDS (Cost $721,263)				720,472

U.S. GOVERNMENT AGENCY ISSUES: 23.89%
Finance and Insurance: 22.65%
Federal Farm Credit Banks Funding Corporation	05/16/2016	0.40%	355,000	354,014
Federal Farm Credit Banks Funding Corporation	07/25/2016	0.50%	500,000	498,593
Federal Home Loan Banks	06/10/2016	2.13%	500,000	513,270
Federal Home Loan Banks	07/22/2016	0.80%	500,000	501,841
Federal Home Loan Banks	09/28/2016	0.50%	500,000	498,536
Federal National Mortgage Association	10/26/2015	1.63%	500,000	507,525
				2,873,779
Utilities: 1.24%
Tennessee Valley Authority	12/15/2016	4.88%	145,000	157,663
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $3,033,310)				3,031,442

SHORT TERM INVESTMENTS: 45.47%
U.S. GOVERNMENT AGENCY ISSUES: 3.94%
Federal Home Loan Banks	09/25/2015	0.20%	500,000	499,939
TOTAL U.S. GOVERNMENT AGENCY ISSUES				499,939

MONEY MARKET FUND: 41.53%			Shares
Fidelity Institutional Money Market Portfolio - Class I , 0.04% (b)			5,271,530	5,271,530
TOTAL MONEY MARKET FUND				5,271,530
TOTAL SHORT TERM INVESTMENTS (Cost $5,771,517)				5,771,469

TOTAL INVESTMENTS (Cost $10,681,330): 84.14%				10,678,894
Other Assets in Excess of Liabilities: 15.86% (c)				2,012,835
TOTAL NET ASSETS: 100.00%				$12,691,729

(a)	Variable rate security. The rate reported is the rate in effect as of September 30, 2014.
(b)	The rate quoted is the annualized seven-day effective yield as of September 30, 2014.
(c)	Includes assets pledged as collateral for derivative contracts.

LoCorr Market Trend Fund
Consolidated Schedule of Investments, continued
September 30, 2014 (Unaudited)

The cost basis of investments and other financial instruments for federal income tax purposes at September 30, 2014 was as follows(1):

					Total
		Other Financial Instruments			Investments
		Forward Currency	Futures		and Other Financial
	Investments	Contracts	Contracts	Total	Instruments

Cost	$10,681,330	$-	$-	$-	$10,681,330

Gross unrealized appreciation	$809	$434,155	$214,895	$649,050	$649,859
Gross unrealized depreciation	(3,245)	(146,184)	(103,036)	(249,220)	(252,465)
Net unrealized appreciation (depreciation)	$(2,436)	$287,971	$111,859	$399,830	$397,394

(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Fund follows fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fairvalue. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Fund's investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by LoCorr Fund Management, LLC (the “Adviser”) in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund’s net asset value (“NAV”) will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

The Fund may use independent pricing services to assist in calculating the value of the Fund's investments. In addition, market prices for foreign investments are not determined at the same time of day as the NAV for the Fund. Because the Fund may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Fund does not price its shares, the value of some of the Fund's portfolio investments may change on days when you may not be able to buy or sell the Fund's shares. In computing the NAV, the Fund values foreign investments held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Fund's portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Fund prices its shares, the investment will be valued at fair value.

Fixed income securities and certificates of deposit with maturities more than 60 days when acquired are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are categorized in Level 2.

Equity securities, including master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies, and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are categorized in Level 1. Forward currency contracts are carried at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments and other financial instruments as of September 30, 2014:

Security Classification	Level 1	Level 2	Level 3	Total
Investments(1)
Asset Backed Securities	$-	$1,155,511	$-	$1,155,511
Corporate Bonds	-	720,472	-	720,472
U.S. Government Agency Issues	-	3,031,442	-	3,031,442
Short Term Investments	5,271,530	499,939	-	5,771,469
Total Investments	$5,271,530	$5,407,364	$-	$10,678,894

Other Financial Instruments(2)
Forward Currency Contracts	$-	$287,971	$-	$287,971
Futures Contracts	111,859	-	-	111,859
Total Other Financial Instruments	$111,859	$287,971	$-	$399,830

(1) See the consolidated schedule of investments for the investments detailed by industry classification.
(2)
Other financial instruments include forward currency contracts and futures contracts which are not included in the Fund's consolidated schedule of investments. The fair value of the Fund's other financial instruments represent the net unrealized appreciation (depreciation) at September 30, 2014.

The Fund did not hold any Level 3 assets during the period. There were no transfers between levels during the reporting period. Transfers between levels are recognized at the end of the reporting period.

LoCorr Market Trend Fund
Consolidated Schedule of Derivative Contracts
Consolidated Schedule of Open Forward Currency Contracts(1)
September 30, 2014 (Unaudited)

			Currency to be Received		Currency to be Delivered		Gross	Gross
	Notional	Forward	Currency	U.S. $ Value at	Currency	U.S. $ Value on	Unrealized	Unrealized
	Amount	Settlement Date	Abbreviation	September 30, 2014	Abbreviation	Origination Date	Appreciation	(Depreciation)
Purchase Contracts:
	$2,700,440	12/19/2014	AUD	$2,350,665	USD	$2,448,222	$-	$(97,557)
	422,125	12/19/2014	EUR	533,476	USD	540,796	-	(7,320)
	811,976	12/19/2014	GBP	1,315,402	USD	1,322,735	-	(7,333)
	32,401,000	12/19/2014	JPY	295,673	USD	298,451	-	(2,778)
	20,542,400	12/19/2014	MXN	1,521,088	USD	1,547,497	-	(26,409)
	531,123	12/19/2014	NZD	411,219	USD	415,834	-	(4,615)
Total Purchase Contracts				6,427,523		6,573,535	-	(146,012)

Sale Contracts:
	$3,244,730	12/19/2014	USD	$(2,824,456)	AUD	$(2,890,042)	$65,586	$-
	2,002,345	12/19/2014	USD	(1,784,436)	CAD	(1,810,781)	26,345	-
	1,810,854	12/19/2014	USD	(1,898,355)	CHF	(1,934,256)	35,901	-
	3,535,589	12/19/2014	USD	(4,468,227)	EUR	(4,575,467)	107,240	-
	289,588	12/19/2014	USD	(469,133)	GBP	(469,388)	255	-
	557,289,500	12/19/2014	USD	(5,085,501)	JPY	(5,200,462)	114,961	-
	5,790,970	12/19/2014	USD	(428,800)	MXN	(428,628)	-	(172)
	2,510,188	12/19/2014	USD	(1,943,499)	NZD	(2,027,366)	83,867	-
Total Sale Contracts				(18,902,407)		(19,336,390)	434,155	(172)
Total Net Forward Currency Contracts				$(12,474,884)		$(12,762,855)	$434,155	$(146,184)
Net Unrealized Appreciation							$287,971

(1) Bank of America Merrill Lynch is the counterparty for all open forward currency exchange contracts held by the Fund as of September 30, 2014.

Currency abbreviations:
AUD	AUSTRALIAN DOLLAR
CAD	CANADIAN DOLLAR
CHF	SWISS FRANC
EUR	EURO
GBP	BRITISH POUND
JPY	JAPANESE YEN
MXN	MEXICAN PESO
NZD	NEW ZEALAND DOLLAR
USD	U.S. DOLLAR

LoCorr Market Trend Fund
Consolidated Schedule of Derivative Contracts
Consolidated Schedule of Open Futures Contracts
September 30, 2014 (Unaudited)

		Number of
		Contracts		Gross	Gross
	Notional	Purchased	Settlement	Unrealized	Unrealized
Description	Amount	(Sold)	Month-Year	Appreciation	(Depreciation)
Purchase Contracts:
3 Mo Euro Euribor	$24,602,516	78	Mar-16	$8,399	$-
90 Day Eurodollar	19,969,538	81	Mar-16	-	(23,016)
90 Day Sterling	23,321,523	117	Mar-16	-	(10,784)
10 Yr Mini Jgb	3,190,736	24	Dec-14	2,312	-
Aust 10Y Bond	1,520,593	18	Dec-14	14,014	-
Coffee 'C' (a)	145,013	2	Jan-15	7,833	-
Dax Index	299,676	1	Dec-14	15	-
Dow Jones Industrial Average Mini E-Cbot	1,526,850	18	Dec-14	-	(1,313)
Euro Bond	1,701,716	9	Dec-14	10,669	-
Euro Stoxx 50	1,058,416	26	Dec-14	1,792	-
Hang Seng Index	587,777	4	Nov-14	-	(27,182)
Long Gilt	1,467,326	8	Jan-15	8,458	-
Nasdaq 100 E-Mini	2,345,955	29	Dec-14	-	(16,647)
Nikkei 225	514,429	7	Dec-14	13,568	-
Russell 2000 Mini	109,660	1	Dec-14	-	(6,261)
S&P500 E-Mini	196,550	2	Dec-14	-	(1,588)
Tokyo Price Index	1,451,379	12	Dec-14	29,580	-
U.S. Treasury Long Bond	4,275,094	31	Jan-15	-	(16,245)
Total Purchase Contracts				96,640	(103,036)

Sale Contracts:
Brent Crude (a)	$1,420,050	(15)	Oct-14	$82,575	$-
Cac 40 10 Euro	390,259	(7)	Oct-14	641	-
CBT Wheat (a)	71,663	(3)	Dec-14	6,456	-
Corn (a)	144,338	(9)	Dec-14	10,668	-
Ftse 100 Index	107,084	(1)	Dec-14	2,593	-
Silver (a)	255,855	(3)	Jan-15	8,890	-
Soybean Meal (a)	239,120	(8)	Dec-14	6,432	-
Total Sale Contracts				118,255	-
Total Net Futures Contracts				$214,895	$(103,036)
Net Unrealized Appreciation				$111,859

(a) Contract held by LCMT Fund Limited.

LoCorr Market Trend Fund
Consolidated Schedule of Derivative Contracts, continued
September 30, 2014 (Unaudited)

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund's consolidated statement of assets and liabilities and consolidated statement of operations.

Since the derivatives held long or short are for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the Fund's consolidated statement of operations.

The fair value of derivative instruments as reported within the Fund's consolidated schedule of open forward currency contracts and consolidated schedule of open futures contracts as of September 30, 2014 was as follows:

			Net Unrealized
	Fair Value		Gain (Loss) on
Derivatives not accounted for as hedging instruments	Assets	Liabilities	Open Positions
Forward Currency Contracts*
Long	$-	$146,012	$(146,012)
Short	434,155	172	433,983
Total Forward Currency Contracts	434,155	146,184	287,971

Futures Contracts**
Long Contracts
Commodity	7,833	-	7,833
Equity	44,955	52,991	(8,036)
Interest rate	43,852	50,045	(6,193)
Total Long Contracts	96,640	103,036	(6,396)

Short Contracts
Commodity	115,021	-	115,021
Equity	3,234	-	3,234
Interest rate	-	-	-
Total Short Contracts	118,255	-	118,255
Total Futures Contracts	214,895	103,036	111,859

Total	$649,050	$249,220	$399,830

*Unrealized appreciation on forward currency contracts is a receivable and unrealized depreciation on forward currency contracts is a payable on the Fund's consolidated statement of assets and liabilities.

**Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund's consolidated schedule of open futures contracts. Only the current day variation margin for futures contracts is separately reported within the Fund's consolidated statement of assets and liabilities.

The following table presents the trading results of the derivative trading and information related to the volume of the LoCorr Market Trend Fund and its wholly-owned Cayman Islands subsidiary, LCMT Fund Limited, for the period from July 1, 2014 (commencement of operations) through September 30, 2014. The average monthly notional amount is shown as an indicator of volume. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund's consolidated statement of operations.

	Gain (Loss) from Trading
		Net Change in
Derivatives not accounted for as hedging instruments	Net Realized	Unrealized
Forward Currency Contracts	$(10,774)	$287,971

Futures Contracts
Commodity	(12,908)	122,854
Equity	(99,730)	(4,802)
Interest rate	125,318	(6,193)
Total Futures Contracts	12,680	111,859

Total	$1,906	$399,830

The average monthly notional amounts during the period were:
	Average Notional Amount
	Long Contracts	Short Contracts
Forward Currency Contracts	$208,267,159	$358,029,554
Futures Contracts	66,094,218	1,628,266

Please refer to the Fund's prospectus for a full listing of risks associated with these investments.

LoCorr Long/Short Equity Fund
Schedule of Investments
September 30, 2014 (Unaudited)
	Shares	Value
COMMON STOCKS: 83.22%
Accommodation and Food Services: 6.71%
Caesars Entertainment Corporation (a)	10,000	$125,800
Diamond Resorts International, Inc. (a)	138,940	3,162,274
		3,288,074
Administrative and Support and Waste Management and Remediation Services: 1.52%
Vertex Energy, Inc. (a)	107,285	746,704

Construction: 1.83%
Tutor Perini Corporation (a)	34,000	897,600

Finance and Insurance: 24.25%
Atlas Financial Holdings, Inc. (a)(b)	61,312	848,558
Banco Latinoamericano de Comercio Exterior, S.A. (b)(c)	10,000	306,800
Credit Acceptance Corporation (a)	14,327	1,806,205
FBR & Co. (a)	65,980	1,815,770
Franklin Resources, Inc.	40,620	2,218,258
INTL FCStone Inc. (a)	10,000	173,200
JPMorgan Chase & Co.	24,019	1,446,905
Leju Holdings Limited - ADR (a)(b)	25,000	321,250
Oritani Financial Corp.	30,000	422,700
Wells Fargo & Company	48,465	2,513,879
		11,873,525
Industrials: 0.77%
Aceto Corporation	19,450	375,774

Information: 9.62%
Aviat Networks, Inc. (a)	60,000	108,000
DIRECTV (a)	12,965	1,121,732
Media General, Inc. (a)	64,840	850,052
Nexstar Broadcasting Group, Inc.	26,036	1,052,375
Salem Communications Corporation	66,948	509,474
Sinclair Broadcast Group, Inc.	41,043	1,070,812
		4,712,445
Manufacturing: 26.68%
Acme United Corporation	8,518	141,825
Akorn, Inc. (a)	27,000	979,290
Alliance Fiber Optic Products, Inc.	25,000	310,750
Amkor Technology, Inc. (a)	92,000	773,720
Anika Therapeutics, Inc. (a)(c)	3,950	144,807
Astronics Corporation (a)	1,807	85,833
Astronics Corporation (a)(c)	11,037	526,244
Black Box Corporation	37,000	862,840
Canadian Solar Inc. (a)(b)	18,000	643,860
DTS, Inc. (a)	14,000	353,500
Flotek Industries, Inc. (a)(c)	21,400	557,898
Lannett Company, Inc. (a)	19,500	890,760
LSB Industries, Inc. (a)(c)	17,000	607,070
Nature's Sunshine Products, Inc.	60,000	889,800
NN, Inc. (c)	34,985	934,799
Nova Measuring Instruments Ltd. (a)(b)(c)	84,100	908,280
Nymox Pharmaceutical Corporation (a)(b)	193,300	840,855
Quad/Graphics, Inc.	39,000	750,750
Sparton Corporation (a)(c)	18,500	456,025
Super Micro Computer, Inc. (a)	37,200	1,094,424
TASER International, Inc. (a)	20,000	308,800
		13,062,130
Mining, Quarrying, and Oil and Gas Extraction: 2.50%
C&J Energy Services, Inc. (a)	1,000	30,550
Seabridge Gold Inc. (a)(b)	50,000	402,000
Trecora Resources (a)	63,800	789,844
		1,222,394
Professional, Scientific, and Technical Services: 7.06%
Enanta Pharmaceuticals, Inc. (a)(c)	25,000	989,250
Innovative Solutions and Support, Inc. (a)	134,334	700,552
International Business Machines Corporation	9,302	1,765,798
		3,455,600
Real Estate and Rental and Leasing: 0.78%
E-House (China) Holdings Limited - ADR (b)	40,000	380,800

Wholesale Trade: 1.50%
Amira Nature Foods Ltd. (a)(b)	20,000	313,200
Gentherm Inc. (a)	10,000	422,300
		735,500
TOTAL COMMON STOCKS (Cost $41,613,242)		40,750,546

EXCHANGE TRADED FUNDS: 5.92%
Finance and Insurance: 5.92%
Direxion Daily 20 Year Plus Treasury Bear 3X Shares (a)	3,000	128,340
Direxion Daily Small Cap Bear 3X Shares (a)	115,000	1,945,800
iShares Mortgage Real Estate Capped ETF	70,000	826,000
TOTAL EXCHANGE TRADED FUNDS (Cost $2,878,554)		2,900,140

MASTER LIMITED PARTNERSHIPS: 4.62%	Units
Manufacturing: 2.39%
Alon USA Partners, LP	29,000	513,590
Northern Tier Energy LP	28,000	653,800
		1,167,390
Mining, Quarrying, and Oil and Gas Extraction: 0.30%
Dorchester Minerals, L.P.	5,000	147,850

Transportation and Warehousing: 1.93%
GasLog Partners LP (b)	18,000	552,600
NuStar GP Holdings, LLC (c)	9,000	391,500
		944,100
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $2,339,053)		2,259,340
	Shares
REAL ESTATE INVESTMENT TRUST: 1.39%
Real Estate and Rental and Leasing: 1.39%
Sabra Health Care REIT, Inc.	28,000	680,960
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $784,850)		680,960

SHORT TERM INVESTMENT: 8.92%
MONEY MARKET FUND: 8.92%
Fidelity Institutional Money Market Portfolio - Class I , 0.04% (d)	4,369,396	4,369,396
TOTAL MONEY MARKET FUND (Cost $4,369,396)		4,369,396
TOTAL SHORT TERM INVESTMENT (Cost $4,369,396)		4,369,396

TOTAL INVESTMENTS (Cost $51,985,095): 104.07%		50,960,382
Liabilities in Excess of Other Assets: (4.07)%		(1,994,510)
TOTAL NET ASSETS: 100.00%		$48,965,872

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	This security or a portion of this security is pledged to cover short positions.
(d)	The rate quoted is the annualized seven-day effective yield as of September 30, 2014.

LoCorr Long/Short Equity Fund
Schedule of Investments, continued
September 30, 2014 (Unaudited)

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows(1)(2):

Cost of investments	$51,985,095

Gross unrealized appreciation	$2,018,509
Gross unrealized depreciation	(3,043,222)
Net unrealized depreciation	$(1,024,713)

(1)
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(2) Excludes securities sold short.

The Fund follows fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Fund's investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by LoCorr Fund Management, LLC (the “Adviser”) in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund’s net asset value (“NAV”) will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

The Fund may use independent pricing services to assist in calculating the value of the Fund's investments. In addition, market prices for foreign investments are not determined at the same time of day as the NAV for the Fund. Because the Fund may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Fund does not price its shares, the value of some of the Fund's portfolio investments may change on days when you may not be able to buy or sell the Fund's shares. In computing the NAV, the Fund values foreign investments held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Fund's portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Fund prices its shares, the investment will be valued at fair value.

Fixed income securities and certificates of deposit with maturities more than 60 days when acquired are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are categorized in Level 2.

Equity securities, including master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies, and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are categorized in Level 1. Forward currency contracts are carried at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments as of September 30, 2014:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$40,750,546	$-	$-	$40,750,546
Exchange Traded Funds	2,900,140	-	-	2,900,140
Master Limited Partnerships	2,259,340	-	-	2,259,340
Real Estate Investment Trust	680,960	-	-	680,960
Money Market Fund	4,369,396	-	-	4,369,396
Total Investments	$50,960,382	$-	$-	$50,960,382

Securities Sold Short
Common Stocks - Short	$(6,281,742)	$-	$-	$(6,281,742)
Total Securities Sold Short	$(6,281,742)	$-	$-	$(6,281,742)

See the schedule of investments and schedule of securities sold short for detail by industry classification.

The Fund did not hold any Level 3 assets during the period. There were no transfers between levels during the reporting period, as compared to their classification from the Fund's most recent annual report. Transfers between levels are recognized at the end of the reporting period.

LoCorr Long/Short Equity Fund
Schedule of Securities Sold Short
September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS: (12.83)%
Accommodation and Food Services: (0.91)%
Caesars Entertainment Corporation (a)	(35,301)	$(444,087)

Administrative and Support and Waste Management and Remediation Services: (0.58)%
Ctrip.com International, Ltd. - ADR (a)(b)	(5,000)	(283,800)

Arts, Entertainment, and Recreation: (0.63)%
Six Flags Entertainment Corporation	(9,000)	(309,510)

Construction: (0.93)%
Beazer Homes USA, Inc. (a)	(20,000)	(335,600)
SolarCity Corporation (a)	(2,000)	(119,200)
		(454,800)
Educational Services: (0.62)%
Apollo Education Group, Inc. (a)	(12,000)	(301,800)

Information: (1.44)%
Interactive Intelligence Group, Inc. (a)	(10,000)	(418,000)
Pandora Media, Inc. (a)	(12,000)	(289,920)
		(707,920)
Manufacturing: (3.07)%
Callaway Golf Company	(50,000)	(362,000)
Gogo Inc. (a)	(18,000)	(303,480)
Guidewire Software, Inc. (a)	(4,500)	(199,530)
Lancaster Colony Corporation	(3,500)	(298,480)
WD-40 Company	(5,000)	(339,800)
		(1,503,290)
Mining, Quarrying, and Oil and Gas Extraction: (0.06)%
Stone Energy Corporation (a)	(1,000)	(31,360)

Other Services (except Public Administration): (2.20)%
Regis Corp.	(67,553)	(1,078,146)

Professional, Scientific, and Technical Services: (1.07)%
Insperity, Inc.	(10,000)	(273,400)
PROS Holdings, Inc. (a)	(9,871)	(248,749)
		(522,149)
Retail Trade: (1.32)%
Amazon.com, Inc. (a)	(2,000)	(644,880)

TOTAL COMMON STOCKS (Proceeds $6,515,632)		(6,281,742)
TOTAL SECURITIES SOLD SHORT (Proceeds $6,515,632): (12.83)%		$(6,281,742)

ADR	American Depository Receipt
(a)	Non-dividend expense producing security.
(b)	Foreign issued security.

Percentages are stated as a percent of net assets.

LoCorr Spectrum Income Fund
Schedule of Investments
September 30, 2014 (Unaudited)

		Shares	Value
BUSINESS DEVELOPMENT COMPANIES: 8.71%
Finance and Insurance: 8.71%
Ares Capital Corporation		214,795	$3,471,087
Fifth Street Finance Corp.		151,254	1,388,512
Prospect Capital Corporation		342,761	3,393,334
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $8,804,978)			8,252,933

COMMON STOCKS: 12.82%
Finance and Insurance: 3.72%
Banco Santander, S.A. - ADR (a)		370,748	3,522,106

Information: 4.71%
Frontier Communications Corporation		685,610	4,463,321

Mining, Quarrying, and Oil and Gas Extraction: 1.74%
Seadrill Limited (a)		61,735	1,652,029

Transportation and Warehousing: 2.65%
Ship Finance International Limited (a)		98,156	1,660,799
Student Transportation Inc. (a)		136,891	855,569
			2,516,368
TOTAL COMMON STOCKS (Cost $12,628,578)			12,153,824

CLOSED-END INVESTMENT COMPANIES: 13.81%
Finance and Insurance: 13.81%
Avenue Income Credit Strategies Fund		68,074	1,143,643
BlackRock Corporate High Yield Fund Inc.		114,933	1,359,657
Invesco Dynamic Credit Opportunities Fund		71,975	888,891
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.		174,332	2,058,861
NexPoint Credit Strategies Fund		154,025	1,635,746
Nuveen Preferred Income Opportunities Fund		189,964	1,747,669
Stone Harbor Emerging Markets Income Fund		43,489	839,773
Voya Prime Rate Trust		168,840	928,620
Western Asset Emerging Markets Income Fund Inc.		72,416	871,164
Western Asset Global High Income Fund Inc.		132,011	1,609,214
TOTAL CLOSED-END INVESTMENT COMPANIES (Cost $13,779,320)			13,083,238

MASTER LIMITED PARTNERSHIPS: 24.81%		Units
Finance and Insurance: 5.06%
KKR & Co. L.P.		163,824	3,653,275
Och-Ziff Capital Management, L.P.		106,427	1,139,833
			4,793,108
Manufacturing: 8.44%
Calumet Specialty Products Partners, L.P.		64,577	1,772,639
CVR Partners, LP		106,096	1,456,698
CVR Refining, LP		72,391	1,685,263
Northern Tier Energy LP		67,561	1,577,549
Terra Nitrogen Company, L.P.		10,468	1,511,579
			8,003,728
Mining, Quarrying, and Oil and Gas Extraction: 3.24%
Vanguard Natural Resources, LLC		111,760	3,068,930

Other Services (except Public Administration): 2.04%
StoneMor Partners L.P.		74,868	1,930,846

Transportation and Warehousing: 4.30%
Navios Maritime Partners L.P. (a)		141,595	2,524,639
Niska Gas Storage Partners LLC		124,705	1,556,318
			4,080,957
Wholesale Trade: 1.73%
Martin Midstream Partners L.P.		43,921	1,637,814
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $24,990,047)			23,515,383
		Shares
REAL ESTATE INVESTMENT TRUSTS: 21.37%
Finance and Insurance: 6.63%
American Capital Mortgage Investment Corp.		161,088	3,031,676
Apollo Commercial Real Estate Finance, Inc.		104,553	1,642,528
Invesco Mortgage Capital Inc.		102,176	1,606,207
			6,280,411
Real Estate and Rental and Leasing: 14.74%
American Realty Capital Properties, Inc.		282,356	3,405,213
Capstead Mortgage Corporation		130,268	1,594,480
EPR Properties		67,561	3,423,990
Hospitality Properties Trust		117,423	3,152,808
Senior Housing Properties Trust		78,104	1,633,936
Whitestone REIT		54,741	763,090
			13,973,517
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $21,690,727)			20,253,928

ROYALTY TRUST: 3.83%
Manufacturing: 3.83%
BP Prudhoe Bay Royalty Trust		38,535	3,631,153
TOTAL ROYALTY TRUST (Cost $3,478,341)			3,631,153

PRIVATE PLACEMENT: 9.86%	Coupon
Finance and Insurance: 9.86%	Rate	Units ($)
Terra Secured Income Fund 5, LLC (b)	8.50%	$10,290,000	9,346,998
TOTAL PRIVATE PLACEMENT (Cost $9,346,998)			9,346,998

SHORT TERM INVESTMENT: 3.75%
MONEY MARKET FUND: 3.75%		Shares
Fidelity Institutional Money Market Portfolio - Class I , 0.04% (c)		3,555,023	3,555,023
TOTAL MONEY MARKET FUND (Cost $3,555,023)			3,555,023
TOTAL SHORT TERM INVESTMENT (Cost $3,555,023)			3,555,023

TOTAL INVESTMENTS (Cost $98,274,012): 98.96%			93,792,480
Other Assets in Excess of Liabilities: 1.04%			987,865
TOTAL NET ASSETS: 100.00%			$94,780,345

ADR	American Depository Receipt
(a)	Foreign issued security.
(b)	Deemed to be illiquid. At September 30, 2014, the fair value of these securities total $9,346,998, which represents 9.86% of total net assets.
(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2014.

LoCorr Spectrum Income Fund
Schedule of Investments, continued
September 30, 2014 (Unaudited)

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows(1):

Cost of investments	$98,274,012

Gross unrealized appreciation	$970,593
Gross unrealized depreciation	(5,452,125)
Net unrealized depreciation	$(4,481,532)
(1) Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Fund follows fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Fund's investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by LoCorr Fund Management, LLC (the “Adviser”) in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund’s net asset value (“NAV”) will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

The Fund may use independent pricing services to assist in calculating the value of the Fund's investments. In addition, market prices for foreign investments are not determined at the same time of day as the NAV for the Fund. Because the Fund may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Fund does not price its shares, the value of some of the Fund's portfolio investments may change on days when you may not be able to buy or sell the Fund's shares. In computing the NAV, the Fund values foreign investments held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Fund's portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Fund prices its shares, the investment will be valued at fair value.

Fixed income securities and certificates of deposit with maturities more than 60 days when acquired are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are categorized in Level 2.

Equity securities, including master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies, and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy.

The fair value of the LoCorr Spectrum Income Fund’s investment in Terra Secured Income Fund 5, LLC (“Terra”) is based on management’s analysis of certain existing data to determine the significance and character of inputs used to determine value. These inputs include, but are not limited to, financial statements (audited and unaudited) of Terra and the value used by other investors in Terra. Management also engaged a third party appraisal firm to review the valuation process used by Terra and the Fund’s management in determining the value of the investment. Changes to the fair value of this investment would result from changes to the underlying financial performance of Terra or other market factors. Terra is a private placement, limited liability company formed to originate, fund and structure real estate-related loans, including mezzanine loans, first and second mortgage loans, subordinated mortgage loans, bridge loans, preferred equity investments and other loans related to high quality commercial real estate in the United States. Units invested with Terra are not registered with the Securities and Exchange Commission (the “SEC”) under the Securities Act of 1933, as amended (the “Securities Act”) or the securities agency of any state. The units were offered in reliance upon an exemption from the registration provisions of the Securities Act and state securities laws applicable only to offers and sales to investors meeting the suitability requirements set forth herein. Due to lack of market activity and observable inputs, the LoCorr Spectrum Income Fund’s investment in Terra is categorized in Level 3 of the fair value hierarchy.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are categorized in Level 1. Forward currency contracts are carried at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments as of September 30, 2014:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Business Development Companies	$8,252,933	$-	$-	$8,252,933
Common Stocks	12,153,824	-	-	12,153,824
Closed-End Investment Companies	13,083,238	-	-	13,083,238
Master Limited Partnerships	23,515,383	-	-	23,515,383
Real Estate Investment Trusts	20,253,928	-	-	20,253,928
Royalty Trust	3,631,153	-	-	3,631,153
Private Placement	-	-	9,346,998	9,346,998
Money Market Fund	3,555,023	-	-	3,555,023
Total Investments	$84,445,482	$-	$9,346,998	$93,792,480

See the schedule of investments for detail by industry classification.

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value using significant unobservable inputs (Level 3) during the period ended September 30, 2014:

Level 3 Reconciliation Disclosure	Investments in Securities, at fair value
Balance, December 31, 2013*	$-
Purchases	9,261,000
(Sales)	-
Discount accretion	85,998
Realized gain (loss)	-
Change in net unrealized gain (loss)	-
Transfer into Level 3	-
Transfer out of Level 3	-
Balance, September 30, 2014	$9,346,998

Net unrealized gains relating to Level 3 investments still held at September 30, 2014	$-

* The Fund commenced operations on January 1, 2014.

Quantitative Information about Level 3 Fair Value Measurements held in the Fund:

Type of Security	Valuation Technique	Unobservable Input	Range	Fair Value at September 30, 2014
Private Placement	See note below	Subscription Price $50,000	Unchanged	$9,346,998
		Net Asset Value $50,000

Note: Management’s fair valuation is based on the issuer’s financial statements and other data, as well as other trades in this security as noted above.

There were no transfers between levels during the reporting period. Transfers between levels are recognized at the end of the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  LoCorr Investment Trust

By (Signature and Title) /s/ Kevin Kinzie
 Kevin Kinzie, President

Date           11/14/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Kevin Kinzie
 Kevin Kinzie, President

Date           11/14/14

By (Signature and Title) /s/ Jon Essen
 Jon Essen, Treasurer

Date           11/14/14